Principal Accounting Policies (Acquisitions, Wing On Travel, Fair Value of Intangible Assets) (Details) (Wing On Travel [Member], CNY)	12 Months Ended
	Dec. 31, 2010	May 27, 2010
Business acquisition [Line Items]
Fair value		232,183,200
Customer list [Member]
Business acquisition [Line Items]
Fair value		6,087,200
Useful lives	3 years
Trademark [Member]
Business acquisition [Line Items]
Fair value		226,096,000
Useful lives	Indefinite